Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2021
Loss Per Share (Details) [Line Items]
Average number of options outstanding	1,080,502	431,113
Stock Options [Member] | Non-adjusting events after reporting period [member]
Loss Per Share (Details) [Line Items]
Options outstanding			1,146,854